CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member] [1]	Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member] [1]	Acquisition Cost of Treasury Shares [Member] [1]	Additional Paid-up Capital [Member]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2020	$ 604,548,660	$ 604,548,374	$ 314,061,675	$ 752,761	$ 338,394,861	$ 41,734	$ 18,761,025	$ (34,019,849)	$ (9,868,857)	$ 30,088,789	$ 31,944,595	$ 228,453,315	$ 290,486,699	$ 286
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(1,504,441)	1,504,441	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	228,453,315	0	(228,453,315)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(257,037,663)	0	257,037,663	0	0
Comprehensive income for the year	126,968,096	126,968,077	0	0	0	0	0	0	0	126,968,077	0	0	126,968,077	19
Balance at end of period at Dec. 31, 2021	731,516,756	731,516,451	314,061,675	752,761	338,394,861	41,734	18,761,025	(34,019,849)	(9,868,857)	126,968,077	33,449,036	257,037,663	417,454,776	305
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(6,348,403)	6,348,403	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	257,037,663	0	(257,037,663)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(377,657,337)	0	377,657,337	0	0
Comprehensive income for the year	100,640,106	100,640,069	0	0	0	0	0	0	0	100,640,069	0	0	100,640,069	37
Balance at end of period at Dec. 31, 2022	832,156,862	832,156,520	314,061,675	752,761	338,394,861	41,734	18,761,025	(34,019,849)	(9,868,857)	100,640,069	39,797,439	377,657,337	518,094,845	342
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(5,032,004)	5,032,004	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	377,657,337	0	(377,657,337)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(473,265,402)	0	473,265,402	0	0
Comprehensive income for the year	23,518,032	23,517,458	0	0	0	0	0	0	0	23,517,458	0	0	23,517,458	574
Balance at end of period at Dec. 31, 2023	$ 855,674,894	$ 855,673,978	$ 314,061,675	$ 752,761	$ 338,394,861	$ 41,734	$ 18,761,025	$ (34,019,849)	$ (9,868,857)	$ 23,517,458	$ 44,829,443	$ 473,265,402	$ 541,612,303	$ 916

[1]	As of December 31, 2023, 2022 and 2021 corresponds to 41,734,225 shares of par value Ps. 1 each, equivalent to 5.25% of the share capital. The acquisition cost of these shares amounted to Ps. 34,019,849.